Sky Growth Merger (Narrative) (Details) (USD $)	0 Months Ended					0 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	0 Months Ended
	Sep. 28, 2012 Term Loan [Member] 7 Year Senior Secured Term Loan Facility [Member]	Sep. 28, 2012 Revolving Credit Facility [Member] 5 Year Senior Secured Revolving Credit Facility [Member]	Jun. 30, 2013 Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member]	Dec. 31, 2012 Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member]	Sep. 28, 2012 Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member]	Sep. 28, 2012 Sky Growth Merger [Member]	Dec. 31, 2012 Sky Growth Merger [Member]	Sep. 28, 2012 Sky Growth Merger [Member] Manager [Member]	Jun. 30, 2013 Sky Growth Merger [Member] Manager [Member] Selling, general and administrative [Member]	Jun. 30, 2013 Sky Growth Merger [Member] Manager [Member] Selling, general and administrative [Member]	Dec. 31, 2012 Sky Growth Merger [Member] Manager [Member] Successor [Member] Selling, general and administrative [Member]	Sep. 28, 2012 Sky Growth Merger [Member] Term Loan [Member] 7 Year Senior Secured Term Loan Facility [Member]	Sep. 28, 2012 Sky Growth Merger [Member] Revolving Credit Facility [Member] 5 Year Senior Secured Revolving Credit Facility [Member]	Sep. 28, 2012 Sky Growth Merger [Member] Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member]
Business Acquisition [Line Items]
Merger stock conversion (dollars per share)						$ 50.00
Acquired ownership percentage (percent)						100.00%
Debt term (years)	7 years	5 years										7 years
Line of credit, maximum borrowing capacity		$ 150,000,000											$ 150,000,000
Debt interest rate (percent)			7.375%	7.375%	7.375%									7.375%
Maximum valuation adjustment period (years)						1 year
Adjustment to pro forma revenue, merger-related costs							28,235,000
Transaction costs								20,000,000
Management services expenses, percentage of EBITDA (percent)								1.00%
Management services expenses, maximum annual expenses								4,000,000
Management services expenses									$ 533,000	$ 1,394,000	$ 675,000